Financial Debt - Recoverable cash and cash advances overview (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial Debt
Contract 6472	€ 1,727	€ 1,629
Contract 6839	2,422	2,290
Contract 6840	2,975	2,818
Contract 7388	2,051	1,937
Total recoverable cash advances	9,175	8,674	€ 8,887	€ 8,431
Non-current	8,600	8,373
Current	€ 575	€ 301